Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	TOWER SEMICONDUCTOR LTD.
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	0-24790
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	2310502
Title of 12(b) Security	Ordinary Shares, par value New Israeli Shekels 15.00 per share
Trading Symbol	TSEM
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	112,534,404
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Name	Brightman Almagor Zohar & Co.
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Tower Semiconductor Ltd. and subsidiaries (the "Company") as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, changes in shareholders' equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated March 2, 2026, expressed an unqualified opinion on the Company's internal control over financial reporting.

Business Contact [Member]
Contact Personnel Name	Nati Somekh,
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	2310502
City Area Code	972
Local Phone Number	4-6506109
Contact Personnel Email Address	natiso@towersemi.com